OMNISOURCE-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource-SM- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division (EFFECTIVE        Alger American Growth Portfolio of The Alger
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        American Fund
  INVESTMENT VALUE)
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         The Alger American Fund
  TRANSFER OF INVESTMENT VALUE)
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Deutsche VIT EAFE-Registered Trademark- Equity Index        EAFE-Registered Trademark- Equity Index Fund of
  Investment Division                                         the Deutsche Asset Management VIT Funds
  Deutsche VIT Equity 500 Index Investment Division           Equity 500 Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Deutsche VIT Small Cap Index Investment Division            Small Cap Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton International Securities Investment Division      Class 2 of the Templeton International Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of the Aggressive Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  J.P. Morgan Bond Investment Division                        J.P. Morgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  J.P. Morgan International Opportunities Investment          J.P. Morgan International Opportunities Portfolio
  Division                                                    of the J.P. Morgan Series Trust II
  J.P. Morgan Small Company Investment Division               J.P. Morgan Small Company Portfolio of the
                                                              J.P. Morgan Series Trust II
  J.P. Morgan U.S. Disciplined Equity Investment Division     J.P. Morgan U.S. Disciplined Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Growth with Income Investment Division                  MFS-Registered Trademark- Growth with Income
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS New Discovery Investment Division                       MFS-Registered Trademark- New Discovery Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS High Income Investment Division                         MFS-Registered Trademark- High Income Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MSAM Emerging Markets Equity Investment Division            Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Equity Growth Investment Division (EFFECTIVE JULY 5,   Equity Growth Portfolio of The Universal
  2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT     Institutional Funds, Inc.
  VALUE)
  MAS Fixed Income Investment Division                        Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Global Equity Investment Division (EFFECTIVE JULY 5,   Global Equity Portfolio of The Universal
  2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT     Institutional Funds, Inc.
  VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  MAS High Yield Investment Division                          High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Mid Cap Growth Investment Division                      Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Technology Investment Division                         Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Value Investment Division (EFFECTIVE JULY 5, 2000,      Value Portfolio of The Universal Institutional
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)    Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund Equity-Income Investment   Initial Class of the Equity-Income Portfolio of
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    the Variable Insurance Products Fund
  AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund High Income Investment     Initial Class of the High Income Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Variable Insurance Products Fund
  AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund Overseas Investment        Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Variable Insurance Products Fund
  AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund II Asset Manager           Initial Class of the Asset Manager Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Variable Insurance Products Fund II
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-SM- Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-SM-product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2000

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             12
----------------------------------------------------------------------
  The Funds                                                      12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
  Deductions from Premium                                        15
----------------------------------------------------------------------
  Deductions from Investment Value                               16
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 17
----------------------------------------------------------------------
  Ownership Rights                                               17
----------------------------------------------------------------------
  Beneficiary                                                    17
----------------------------------------------------------------------
  Assignment                                                     17
----------------------------------------------------------------------
  Statements                                                     17
----------------------------------------------------------------------
  Issuance of Your Certificate                                   17
----------------------------------------------------------------------
  Right to Examine the Certificate                               17
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
  Premium Payment Flexibility                                    17
----------------------------------------------------------------------
  Allocation of Premium Payments                                 17
----------------------------------------------------------------------
  Accumulation Units                                             18
----------------------------------------------------------------------
  Accumulation Unit Values                                       18
----------------------------------------------------------------------
  Premium Limitation                                             18
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
  Values Under the Certificate                                   18
----------------------------------------------------------------------
  Death Benefits                                                 19
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          20
----------------------------------------------------------------------
  Surrender                                                      20
----------------------------------------------------------------------
  Partial Withdrawals                                            20
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             21
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              21
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      21
----------------------------------------------------------------------
  Asset Rebalancing                                              21
----------------------------------------------------------------------
  Dollar Cost Averaging                                          21
----------------------------------------------------------------------
  Procedures for Telephone Transfers                             22
----------------------------------------------------------------------
  Processing of Transactions                                     22
----------------------------------------------------------------------
LOANS                                                            22
----------------------------------------------------------------------
  Loan Interest                                                  22
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

                                                                PAGE
----------------------------------------------------------------------
  Credited Interest                                              22
----------------------------------------------------------------------
  Loan Repayments                                                23
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              23
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
  Lapse and Grace Period                                         23
----------------------------------------------------------------------
  Reinstatement                                                  23
----------------------------------------------------------------------
TERMINATION OF POLICY                                            23
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             24
----------------------------------------------------------------------
  Partial Withdrawals                                            24
----------------------------------------------------------------------
  Transfers of Account Value                                     24
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             24
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            24
----------------------------------------------------------------------
  Deferral of Payments                                           24
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          24
----------------------------------------------------------------------
  Modification of Policy                                         24
----------------------------------------------------------------------
  Substitution of Funds                                          24
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    24
----------------------------------------------------------------------
  Separate Account Taxes                                         24
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            24
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  24
----------------------------------------------------------------------
OTHER MATTERS                                                    24
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            24
----------------------------------------------------------------------
  Our Rights                                                     25
----------------------------------------------------------------------
  Limit on Right to Contest                                      25
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  25
----------------------------------------------------------------------
  Assignment                                                     25
----------------------------------------------------------------------
  Dividends                                                      25
----------------------------------------------------------------------
TAXES                                                            25
----------------------------------------------------------------------
  General                                                        25
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  25
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        26
----------------------------------------------------------------------
  Modified Endowment Contracts                                   26
----------------------------------------------------------------------
  Diversification Requirements                                   26
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                27
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        27
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 27
----------------------------------------------------------------------
  Other Tax Considerations                                       27
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  28
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        29
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              30
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 49 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Sales Charge (1)          When you pay premium.             9% of any premium paid for
                                                            Coverage Years 1 through 7, and
                                                            7% of any premium paid in
                                                            Coverage Years 8 and later.
--------------------------------------------------------------------------------------------
Premium Tax Charge        When you pay premium.             Generally, between 0% and 4% of
                                                            any premium you pay. The
                                                            percentage we deduct will vary
                                                            by locale depending on the tax
                                                            rates in effect there.
--------------------------------------------------------------------------------------------
Deferred Acquisition      When you pay premium.             1.25% of each premium you pay.
Cost Tax Charge                                             We will adjust the charge based
                                                            on changes in the applicable tax
                                                            law.
--------------------------------------------------------------------------------------------
Transfer Fees             When you make a transfer after    $50 per transfer.
                          the 12th transfer in any
                          Coverage Year.
--------------------------------------------------------------------------------------------
Partial Withdrawal Fee    When you take a withdrawal.       $25 per partial withdrawal.


         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Sales Charge (1)                             All
------------------------
Premium Tax Charge                           All
------------------------
Deferred Acquisition                         All
Cost Tax Charge
------------------------
Transfer Fees             Those Certificates with more than 12
                          transfers per Contract Year.
------------------------
Partial Withdrawal Fee    Those Certificates where a partial
                          withdrawal is made.

(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Cost of Insurance         Monthly.                          The charge is the cost of
Charges                                                     insurance rate times the net
                                                            amount at risk. The cost of
                                                            insurance rates depend on issue
                                                            age, sex, insurance class and
                                                            substandard rating.
                                                            The monthly cost of insurance
                                                            charge ranges from $0.084 per
                                                            $1,000 to $85.527 per $1,000.
--------------------------------------------------------------------------------------------
Mortality and Expense     Daily.                            On an annual basis, .65% of the
Risk Charge                                                 value of each Investment
                                                            Division's assets.
--------------------------------------------------------------------------------------------
Administrative Charge     Monthly.                          $10 per Coverage Month.
--------------------------------------------------------------------------------------------
Rider Charges             Monthly.                          Individualized based on optional
                                                            rider selected.

         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Cost of Insurance                            All
Charges
------------------------
Mortality and Expense                        All
Risk Charge
------------------------
Administrative Charge                        All
------------------------
Rider Charges             Only those Certificates with benefits
                          provided by rider.

The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)

                                                                                                                   TOTAL
                                                                                                                 OPERATING
                                                                                                                  EXPENSES
                                                                                               OTHER           (AFTER WAIVERS
                                                           MANAGEMENT FEE                 EXPENSES (AFTER          AND/OR
                                                           (AFTER WAIVERS)   12B-1 FEES   REIMBURSEMENTS)    REIMBURSEMENTS)(1)
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2)                             0.75%            N/A           0.04%               0.79%
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2)               0.85%            N/A           0.05%               0.90%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                    0.68%           0.25%          0.03%               0.96%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund --
  Class 2                                                       0.78%           0.25%          0.03%               1.06%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                           0.38%           0.25%          0.01%               0.64%
-------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                    0.55%           0.25%          0.05%               0.85%
-------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                 0.43%           0.25%          0.01%               0.69%
-------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE-Registered Trademark- Equity Index
  Fund (3)                                                      0.26%            N/A           0.39%               0.65%
-------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund (3)                          0.14%            N/A           0.16%               0.30%
-------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund (3)                           0.13%            N/A           0.32%               0.45%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(5)                       0.55%           0.25%          0.27%               1.07%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (6)                                                   0.43%            N/A           0.32%               0.75%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)(7)                 0.60%           0.25%          0.19%               1.04%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (4)(8)              0.83%           0.25%          0.05%               1.13%
-------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (4)(9)                                                0.69%           0.25%          0.19%               1.13%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA              0.64%            N/A           0.02%               0.66%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                             0.46%            N/A           0.02%               0.48%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                          0.63%            N/A           0.02%               0.65%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                              0.49%            N/A           0.03%               0.52%
-------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                      0.45%            N/A           0.02%               0.47%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service
  Shares (10)                                                   0.67%           0.25%          0.02%               0.94%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service
  Shares (10)                                                   0.65%           0.25%          0.11%               1.01%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service
  Shares (10)                                                   0.65%           0.25%          0.05%               0.95%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (10)           0.65%           0.25%          0.02%               0.92%
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service
  Shares (10)                                                   0.65%           0.25%          0.07%               0.97%
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (11)                                 0.30%            N/A           0.45%               0.75%
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio (11)          0.60%            N/A           0.60%               1.20%
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (11)                        0.60%            N/A           0.55%               1.15%
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio (11)              0.35%            N/A           0.50%               0.85%
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (12)                                 0.75%            N/A           0.09%               0.84%
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (12)(13)                       0.75%            N/A           0.16%               0.91%
-------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (12)                              0.75%            N/A           0.13%               0.88%
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (12)(13)                               0.90%            N/A           0.17%               1.07%
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                                              TOTAL
                                                                                                       OPERATING EXPENSES
                                                                                          OTHER        (AFTER ANY WAIVERS
                                                      MANAGEMENT FEE                 EXPENSES (AFTER         AND/OR
                                                      (AFTER WAIVERS)   12B-1 FEES   REIMBURSEMENTS)   REIMBURSEMENTS)(1)
--------------------------------------------------------------------------------------------------------------------------
MFS High Income Series (12)(13)                            0.75%            N/A           0.16%               0.91%
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging
  Markets Equity Portfolio (14)                            0.42%            N/A           1.37%               1.79%
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity
  Growth Portfolio (2)(14)                                 0.29%            N/A           0.56%               0.85%
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed Income
  Portfolio (14)                                           0.14%            N/A           0.56%               0.70%
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global
  Equity Portfolio (2)(14)                                 0.47%            N/A           0.68%               1.15%
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio (14)                                           0.19%            N/A           0.61%               0.80%
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap
  Growth Portfolio (14)                                    0.00%*           N/A           1.05%*              1.05%*
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio (14)                                           0.00%*           N/A           1.15%*              1.15%*
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value
  Portfolio (2)(14)                                        0.18%            N/A           0.67%               0.85%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio (2)                                            0.85%            N/A           0.17%               1.02%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio (2)                              0.65%            N/A           0.11%               0.76%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio (2)                                            0.80%            N/A           0.07%               0.87%
--------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio (2)(15)                                        0.48%            N/A           0.08%               0.56%
--------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund High Income
  Portfolio (2)                                            0.58%            N/A           0.11%               0.69%
--------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Overseas
  Portfolio (2)(15)                                        0.73%            N/A           0.14%               0.87%
--------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Asset Manager
  Portfolio (2)(15)                                        0.53%            N/A           0.09%               0.62%
--------------------------------------------------------------------------------------------------------------------------

*   Annualized.

(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.

(3) The investment advisor, Bankers Trust Company, has contractually agreed to waive its management fee and reimburse certain expenses. Such waivers by Bankers Trust Company will stay in effect until at least April 30, 2001. Without expense waivers and reimbursements, it is estimated that Management Fees, Other Expenses and Total Operating Expenses for Deutsche VIT EAFE Equity Index Fund, Deutsche VIT Equity 500 Index Fund and Deutsche VIT Small Cap Index Fund would have been as follows:

                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity Index Fund                    0.45%           N/A        0.69%          1.14%
-----------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                     0.20%           N/A        0.23%          0.43%
-----------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund                      0.35%           N/A        0.83%          1.18%
-----------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(4) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

(5) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products
    Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

(6) The manager and administrator have agreed in advance to waive or limit their respective fees and the manager to assume as its own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% for the current fiscal year. After
    December 31, 2001, the manager and administrator may end this arrangement at any time. The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.

                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund              0.43%           N/A        0.52%          0.95%
-----------------------------------------------------------------------------------------------------------

(7) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(8) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%. The fund administration fee is paid indirectly through the management fee.

(9) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

(10) All expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

(11) Pursuant to a contractual agreement, through at least April 30, 2001, fees and expenses were reimbursed to the extent expenses exceeded .75%, .85%, 1.15% and 1.20% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan U.S. Disciplined Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:

                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio                             0.30%            N/A       0.45%          0.75%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio          0.37%            N/A       0.50%          0.87%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio                    0.60%            N/A       1.97%          2.57%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio      0.60%            N/A       1.38%          1.98%
-----------------------------------------------------------------------------------------------------------

(12) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series.

(13) MFS has contractually agreed through at least May 1, 2001 to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                       0.75%           N/A        0.27%          1.02%
-----------------------------------------------------------------------------------------------------------
MFS New Discovery Series                               0.90%           N/A        1.59%          2.49%
-----------------------------------------------------------------------------------------------------------
MFS High Income Series                                 0.75%           N/A        0.22%          0.97%
-----------------------------------------------------------------------------------------------------------

(14) With respect to the The Universal Institutional Funds, Inc. the investment adviser has waived a portion or all of the management fee and reimbursed other expenses of the portfolio to the extent total annualized operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Fixed Income 0.70%; Global Equity 1.15%; High Yield 0.80%; Mid Cap Growth 1.05%; Technology 1.15%; Value 0.85%. These waivers shall remain in effect until May 1, 2001 at which time the adviser may terminate this waiver at its sole discretion. With such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" would be as follows:

                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging
  Markets Equity Portfolio                             1.25%           N/A         1.37%         2.62%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity
  Growth Portfolio                                     0.55%           N/A         0.56%         1.11%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed
  Income Portfolio                                     0.40%           N/A         0.56%         0.96%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global
  Equity Portfolio                                     0.80%           N/A         0.68%         1.48%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High
  Yield Portfolio                                      0.50%           N/A         0.61%         1.11%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap
  Growth Portfolio*                                    0.75%           N/A         7.31%         8.06%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Technology Portfolio*                                0.80%           N/A        11.77%        12.57%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value
  Portfolio                                            0.55%           N/A         0.67%         1.22%
-----------------------------------------------------------------------------------------------------------

    Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.04% of such investment related expenses.

    * Annualized.

(15) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions Management Fees, Other Expenses and Total Operating Expenses for Variable Insurance Products Fund Equity-Income Portfolio, Variable Insurance Products Fund Overseas Portfolio and Variable Insurance Products Fund II Asset Manager Portfolio would have been as follows:

                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio                                            0.48%           N/A        0.09%          0.57%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Overseas
  Portfolio                                            0.73%           N/A        0.18%          0.91%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Asset Manager
  Portfolio                                            0.53%           N/A        0.10%          0.63%
-----------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 49 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 million.

AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside the United States.

AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.

DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Morgan Stanley Capital International Europe, Australia, Far East Index (the "MSCI EAFE-Registered Trademark- Index"). The Fund

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
invests in a statistically selected sample of the equity securities included in the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(1)

DEUTSCHE VIT EQUITY 500 INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(2)

DEUTSCHE VIT SMALL CAP INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(3)

FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth.

FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.

MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation. Its secondary goal is income.

TEMPLETON GROWTH SECURITIES FUND: CLASS 2 (PREVIOUSLY TEMPLETON GLOBAL GROWTH
FUND) -- Seeks long-term capital growth.

TEMPLETON INTERNATIONAL SECURITIES FUND: CLASS 2 (PREVIOUSLY TEMPLETON INTERNATIONAL FUND) -- Seeks long-term capital growth.

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth by investing primarily in equity securities.

HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total rate of return by investing in common stock and other equity securities, bond and other debt securities, and money market instruments.

HARTFORD BOND HLS FUND: CLASS IA -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc."

HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.

J.P. MORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- seeks high total return from a portfolio of equity securities of foreign corporations in developed and, to a lesser extent, emerging markets.

J.P. MORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 65% of its total assets in the common stock of small U.S. companies primarily with a market capitalization of less than $1 billion.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio comprised of selected equity securities. The Portfolio invests primarily in the common stock of large- and medium-capitalization companies in the United States.

MFS EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

(1) The EAFE-Registered Trademark- Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.

(2) "S&P 500-Registered Trademark-" and "Standard & Poor's-Registered Trademark-" are trademarks of the McGraw-Hill Companies and have been licensed for use by Bankers Trust Company.

(3) "Russell 2000-Registered Trademark-" is a trademark of the Frank Russell Company and has been licensed for use by Bankers Trust Company.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

MFS CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.

MFS NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY
PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities. The investment adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including in the United States and emerging market countries. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORT-
FOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in high yield securities commonly referred to as "junk bonds". The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities. The investment adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that consistently beat market expectations.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORT-
FOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO: INITIAL CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: INITIAL CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments. (EFFECTIVE JULY 5,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

VARIABLE INSURANCE PRODUCTS FUND OVERSEAS PORTFOLIO: INITIAL CLASS -- Seeks long-term growth of capital by investing primarily in foreign securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER PORTFOLIO: INITIAL
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Deutsche Asset Management VIT Funds are managed by Bankers Trust Company, a wholly owned subsidiary of Deutsche Bank AG. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisers Limited. The Templeton International Securities Fund is managed by Templeton Investment Counsel, Inc. Hartford Capital Appreciation HLS Fund, Inc., Hartford Bond HLS Fund, Inc., and Hartford Money Market HLS Fund, Inc. are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP serves as sub-investment advisor for Hartford Capital Appreciation HLS Fund, Inc. Hartford Investment Management Company serves as sub-investment advisor for Hartford Bond HLS Fund, Inc. and Hartford Money Market HLS Fund, Inc. Janus Aspen Series is managed by Janus Capital Corporation. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by MFS Investment Management. The Universal Institutional Funds, Inc. is managed by either Morgan Stanley Asset Management ("MSAM") or Miller Anderson & Sherrerd, LLP ("MAS"). Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Variable Insurance Products Fund and Variable Insurance Products Fund II are managed by Fidelity Management & Research Company.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of
 .30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

  - ten (10) calendar days after we receive the initial premium; and

  - the date we receive the final requirements to put the Certificate in force.

  We will allocate any additional premiums received prior to this later date to the Hartford Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.
The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.
Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCEDURES FOR TELEPHONE TRANSFERS

You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.

We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

INCOME TAXATION OF CERTIFICATE BENEFITS

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           5
----------------------------------------------------------------------
EXPERTS                                                            5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                     8
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lynda Godkin           Senior Vice President, 1997     Associate General Counsel (1995-1996); Assistant General
                       General Counsel, 1996           Counsel and Secretary (1994-1995), Hartford; Director
                       Corporate Secretary, 1996       (1997-Present); Senior Vice President (1997-Present);
                       Director, 1997*                 General Counsel (1996-Present); Corporate Secretary
                                                       (1995-Present); Associate General Counsel (1995-1996);
                                                       Assistant General Counsel and Secretary (1994-1995);
                                                       Counsel (1990-1994), Hartford Life and Accident Insurance
                                                       Company; Senior Vice President (1997-Present); General
                                                       Counsel (1996-Present); Corporate Secretary
                                                       (1995-Present); Director (1997-Present); Associate General
                                                       Counsel (1995-1996); Assistant General Counsel and
                                                       Secretary (1994-1995); Counsel (1990-1994), Hartford Life
                                                       Insurance Company; Vice President and General Counsel
                                                       (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford Life,
                                                       Inc.

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.

 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 12% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.

Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General
                            Counsel and Corporate Secretary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Donald R. Salama           Vice President
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer, Director
--------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.87%. The 0.87% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.87%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,352      12,352     250,000     11,029      11,029     250,000
          2                 30,355        24,470      24,470     250,000     21,890      21,890     250,000
          3                 46,680        36,395      36,395     250,000     32,585      32,585     250,000
          4                 63,821        48,150      48,150     250,000     43,120      43,120     250,000
          5                 81,819        59,750      59,750     250,000     53,496      53,496     250,000
          6                100,717        71,198      71,198     250,000     63,717      63,717     250,000
          7                120,560        82,504      82,504     250,000     73,779      73,779     250,000
          8                126,588        81,111      81,111     250,000     71,360      71,360     250,000
          9                132,917        79,701      79,701     250,000     68,817      68,817     250,000
         10                139,563        78,270      78,270     250,000     66,127      66,127     250,000
         11                146,541        76,875      76,875     250,000     63,274      63,274     250,000
         12                153,868        75,428      75,428     250,000     60,240      60,240     250,000
         13                161,561        73,921      73,921     250,000     57,009      57,009     250,000
         14                169,639        72,350      72,350     250,000     53,561      53,561     250,000
         15                178,121        70,710      70,710     250,000     49,871      49,871     250,000
         16                187,027        68,827      68,827     250,000     45,904      45,904     250,000
         17                196,378        66,822      66,822     250,000     41,616      41,616     250,000
         18                206,197        64,703      64,703     250,000     36,950      36,950     250,000
         19                216,507        62,447      62,447     250,000     31,840      31,840     250,000
         20                227,332        60,036      60,036     250,000     26,214      26,214     250,000
         25                290,140        45,617      45,617     250,000          0           0           0
         30                370,300        25,731      25,731     250,000          0           0           0
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,105      13,105     250,000     11,732      11,732     250,000
          2                 30,355        26,749      26,749     250,000     23,992      23,992     250,000
          3                 46,680        40,999      40,999     250,000     36,812      36,812     250,000
          4                 63,821        55,905      55,905     250,000     50,228      50,228     250,000
          5                 81,819        71,517      71,517     250,000     64,273      64,273     250,000
          6                100,717        87,869      87,869     250,000     78,990      78,990     250,000
          7                120,560       105,010     105,010     250,000     94,417      94,417     250,000
          8                126,588       109,660     109,660     250,000     97,533      97,533     250,000
          9                132,917       114,514     114,514     252,179    100,707     100,707     250,000
         10                139,563       119,574     119,574     256,050    103,931     103,931     250,000
         11                146,541       124,957     124,957     260,287    107,205     107,205     250,000
         12                153,868       130,554     130,554     264,681    110,527     110,527     250,000
         13                161,561       136,372     136,372     269,201    113,899     113,899     250,000
         14                169,639       142,419     142,419     273,850    117,322     117,322     250,000
         15                178,121       148,706     148,706     278,637    120,797     120,797     250,000
         16                187,027       155,274     155,274     283,623    124,317     124,317     250,000
         17                196,378       162,090     162,090     288,761    127,876     127,876     250,000
         18                206,197       169,178     169,178     294,086    131,463     131,463     250,000
         19                216,507       176,540     176,540     299,613    135,064     135,064     250,000
         20                227,332       184,182     184,182     305,358    138,669     138,669     250,000
         25                290,140       227,358     227,358     338,132    156,649     156,649     250,000
         30                370,300       280,346     280,346     379,410    173,833     173,833     250,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,858      13,858      250,000    12,435      12,435       250,000
          2                 30,355          29,118      29,118      250,000    26,180      26,180       250,000
          3                 46,680          45,975      45,975      250,000    41,388      41,388       250,000
          4                 63,821          64,626      64,626      250,000    58,233      58,233       250,000
          5                 81,819          85,283      85,283      250,000    76,907      76,907       250,000
          6                100,717         108,164     108,164      258,536    97,633      97,633       250,000
          7                120,560         133,437     133,437      309,753   120,487     120,487       279,863
          8                126,588         147,326     147,326      332,262   131,929     131,929       297,725
          9                132,917         162,654     162,654      356,537   144,409     144,409       316,754
         10                139,563         179,562     179,562      382,731   158,010     158,010       337,025
         11                146,541         198,389     198,389      411,340   172,825     172,825       358,619
         12                153,868         219,146     219,146      442,237   188,956     188,956       381,621
         13                161,561         242,021     242,021      475,550   206,518     206,518       406,122
         14                169,639         267,230     267,230      511,472   225,635     225,635       432,221
         15                178,121         295,010     295,010      550,222   246,437     246,437       460,019
         16                187,027         325,686     325,686      592,152   269,059     269,059       489,627
         17                196,378         359,460     359,460      637,417   293,637     293,637       521,164
         18                206,197         396,671     396,671      686,360   320,315     320,315       554,753
         19                216,507         437,644     437,644      739,318   349,236     349,236       590,530
         20                227,332         482,746     482,746      796,658   380,558     380,558       628,635
         25                290,140         787,282     787,282    1,165,460   580,117     580,117       859,773
         30                370,300       1,282,401   1,282,401    1,727,546   872,257     872,257     1,176,692
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,346      12,346     262,369     10,976      10,976     261,082
          2                 30,355        24,440      24,440     274,485     21,727      21,727     271,852
          3                 46,680        36,322      36,322     286,384     32,248      32,248     282,392
          4                 63,821        48,009      48,009     298,088     42,537      42,537     292,700
          5                 81,819        59,519      59,519     309,612     52,584      52,584     302,767
          6                100,717        70,847      70,847     320,955     62,384      62,384     312,587
          7                120,560        82,005      82,005     332,127     71,919      71,919     322,144
          8                126,588        80,456      80,456     330,579     68,949      68,949     319,185
          9                132,917        78,882      78,882     329,007     65,828      65,828     316,077
         10                139,563        77,275      77,275     327,403     62,533      62,533     312,796
         11                146,541        75,683      75,683     325,810     59,051      59,051     309,330
         12                153,868        74,018      74,018     324,151     55,364      55,364     305,660
         13                161,561        72,269      72,269     322,409     51,464      51,464     301,777
         14                169,639        70,432      70,432     320,579     47,336      47,336     297,668
         15                178,121        68,505      68,505     318,659     42,962      42,962     293,314
         16                187,027        66,201      66,201     316,387     38,312      38,312     288,688
         17                196,378        63,746      63,746     313,944     33,352      33,352     283,753
         18                206,197        61,152      61,152     311,363     28,036      28,036     278,467
         19                216,507        58,396      58,396     308,619     22,314      22,314     272,778
         20                227,332        55,457      55,457     305,696     16,135      16,135     266,637
         25                290,140        38,246      38,246     288,558          0           0           0
         30                370,300        15,828      15,828     266,235          0           0           0
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,098      13,098     263,059     11,676      11,676     261,725
          2                 30,355        26,716      26,716     276,633     23,813      23,813     273,823
          3                 46,680        40,915      40,915     290,782     36,425      36,425     286,395
          4                 63,821        55,739      55,739     305,552     49,531      49,531     299,459
          5                 81,819        71,231      71,231     320,988     63,141      63,141     313,026
          6                100,717        87,419      87,419     337,117     77,270      77,270     327,111
          7                120,560       104,344     104,344     353,979     91,921      91,921     341,718
          8                126,588       108,745     108,745     358,365     94,137      94,137     343,938
          9                132,917       113,310     113,310     362,916     96,265      96,265     346,074
         10                139,563       118,038     118,038     367,630     98,276      98,276     348,095
         11                146,541       123,032     123,032     372,602    100,149     100,149     349,979
         12                153,868       128,175     128,175     377,732    101,855     101,855     351,700
         13                161,561       133,463     133,463     383,008    103,377     103,377     353,237
         14                169,639       138,898     138,898     388,430    104,687     104,687     354,565
         15                178,121       144,483     144,483     394,002    105,754     105,754     355,654
         16                187,027       150,052     150,052     399,572    106,534     106,534     356,457
         17                196,378       155,721     155,721     405,233    106,972     106,972     356,925
         18                206,197       161,509     161,509     411,011    107,003     107,003     356,990
         19                216,507       167,393     167,393     416,887    106,548     106,548     356,577
         20                227,332       173,358     173,358     422,845    105,531     105,531     355,607
         25                290,140       204,727     204,727     454,171     89,258      89,258     339,676
         30                370,300       237,869     237,869     487,292     43,254      43,254     294,327
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,851      13,851      263,745    12,376      12,376       262,366
          2                 30,355          29,083      29,083      278,856    25,983      25,983       275,866
          3                 46,680          45,880      45,880      295,517    40,947      40,947       290,711
          4                 63,821          64,429      64,429      313,913    57,407      57,407       307,041
          5                 81,819          84,933      84,933      334,246    75,512      75,512       325,002
          6                100,717         107,595     107,595      356,720    95,429      95,429       344,760
          7                120,560         132,657     132,657      381,572   117,330     117,330       366,488
          8                126,588         146,321     146,321      395,123   127,705     127,705       376,789
          9                132,917         161,405     161,405      410,083   138,996     138,996       388,000
         10                139,563         178,054     178,054      426,596   151,274     151,274       400,193
         11                146,541         196,603     196,603      444,979   164,631     164,631       413,455
         12                153,868         217,069     217,069      465,277   179,160     179,160       427,882
         13                161,561         239,648     239,648      487,671   194,977     194,977       443,586
         14                169,639         264,563     264,563      512,382   212,201     212,201       460,687
         15                178,121         292,059     292,059      544,716   230,962     230,962       479,314
         16                187,027         322,426     322,426      586,226   251,390     251,390       499,597
         17                196,378         355,862     355,862      631,036   273,624     273,624       521,673
         18                206,197         392,700     392,700      679,489   297,808     297,808       545,687
         19                216,507         433,262     433,262      731,916   324,091     324,091       571,787
         20                227,332         477,912     477,912      788,680   352,642     352,642       600,140
         25                290,140         779,394     779,394    1,153,783   536,547     536,547       795,199
         30                370,300       1,269,549   1,269,549    1,710,233   806,690     806,690     1,088,239
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,145       5,145     250,000      3,974       3,974     250,000
          2                 12,915        10,134      10,134     250,000      7,828       7,828     250,000
          3                 19,861        15,005      15,005     250,000     11,559      11,559     250,000
          4                 27,154        19,776      19,776     250,000     15,167      15,167     250,000
          5                 34,812        24,464      24,464     250,000     18,643      18,643     250,000
          6                 42,853        29,066      29,066     250,000     21,985      21,985     250,000
          7                 51,296        33,591      33,591     250,000     25,177      25,177     250,000
          8                 60,161        38,159      38,159     250,000     28,326      28,326     250,000
          9                 69,469        42,645      42,645     250,000     31,299      31,299     250,000
         10                 79,242        47,043      47,043     250,000     34,079      34,079     250,000
         11                 89,504        51,387      51,387     250,000     36,657      36,657     250,000
         12                100,279        55,622      55,622     250,000     39,022      39,022     250,000
         13                111,593        59,746      59,746     250,000     41,171      41,171     250,000
         14                123,473        63,757      63,757     250,000     43,093      43,093     250,000
         15                135,947        67,659      67,659     250,000     44,775      44,775     250,000
         16                149,044        71,287      71,287     250,000     46,194      46,194     250,000
         17                162,796        74,781      74,781     250,000     47,322      47,322     250,000
         18                177,236        78,156      78,156     250,000     48,121      48,121     250,000
         19                192,398        81,396      81,396     250,000     48,546      48,546     250,000
         20                208,318        84,495      84,495     250,000     48,553      48,553     250,000
         25                300,684        98,138      98,138     250,000     40,679      40,679     250,000
         30                418,569       108,361     108,361     250,000     10,880      10,880     250,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,462       5,462     250,000      4,249       4,249     250,000
          2                 12,915        11,088      11,088     250,000      8,630       8,630     250,000
          3                 19,861        16,924      16,924     250,000     13,144      13,144     250,000
          4                 27,154        22,998      22,998     250,000     17,798      17,798     250,000
          5                 34,812        29,338      29,338     250,000     22,592      22,592     250,000
          6                 42,853        35,953      35,953     250,000     27,531      27,531     250,000
          7                 51,296        42,867      42,867     250,000     32,608      32,608     250,000
          8                 60,161        50,222      50,222     250,000     37,947      37,947     250,000
          9                 69,469        57,908      57,908     250,000     43,426      43,426     250,000
         10                 79,242        65,936      65,936     250,000     49,038      49,038     250,000
         11                 89,504        74,384      74,384     250,000     54,791      54,791     250,000
         12                100,279        83,203      83,203     250,000     60,686      60,686     250,000
         13                111,593        92,412      92,412     250,000     66,737      66,737     250,000
         14                123,473       102,036     102,036     250,000     72,952      72,952     250,000
         15                135,947       112,104     112,104     250,000     79,343      79,343     250,000
         16                149,044       122,625     122,625     250,000     85,913      85,913     250,000
         17                162,796       133,660     133,660     250,000     92,667      92,667     250,000
         18                177,236       145,254     145,254     252,498     99,606      99,606     250,000
         19                192,398       157,327     157,327     267,008    106,735     106,735     250,000
         20                208,318       169,892     169,892     281,667    114,063     114,063     250,000
         25                300,684       241,089     241,089     358,552    154,747     154,747     250,000
         30                418,569       328,670     328,670     444,810    204,274     204,274     276,847
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                  6,300           5,779       5,779      250,000     4,526       4,526     250,000
          2                 12,915          12,080      12,080      250,000     9,466       9,466     250,000
          3                 19,861          18,999      18,999      250,000    14,864      14,864     250,000
          4                 27,154          26,623      26,623      250,000    20,772      20,772     250,000
          5                 34,812          35,045      35,045      250,000    27,240      27,240     250,000
          6                 42,853          44,349      44,349      250,000    34,333      34,333     250,000
          7                 51,296          54,643      54,643      250,000    42,109      42,109     250,000
          8                 60,161          66,170      66,170      250,000    50,777      50,777     250,000
          9                 69,469          78,928      78,928      250,000    60,298      60,298     250,000
         10                 79,242          93,052      93,052      250,000    70,770      70,770     250,000
         11                 89,504         108,788     108,788      250,000    82,313      82,313     250,000
         12                100,279         126,226     126,226      254,725    95,062      95,062     250,000
         13                111,593         145,473     145,473      285,842   109,183     109,183     250,000
         14                123,473         166,697     166,697      319,054   124,865     124,865     250,000
         15                135,947         190,097     190,097      354,549   142,205     142,205     265,451
         16                149,044         215,936     215,936      392,609   161,087     161,087     293,143
         17                162,796         244,402     244,402      433,388   181,631     181,631     322,369
         18                177,236         275,774     275,774      477,172   203,962     203,962     353,241
         19                192,398         310,331     310,331      524,247   228,205     228,205     385,876
         20                208,318         348,384     348,384      574,925   254,498     254,498     420,400
         25                300,684         605,424     605,424      896,245   422,622     422,622     626,354
         30                418,569       1,023,429   1,023,429    1,378,680   669,838     669,838     903,625
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.87% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,143       5,143     255,159      3,953       3,953     254,052
          2                 12,915        10,122      10,122     260,152      7,766       7,766     257,877
          3                 19,861        14,974      14,974     265,015     11,434      11,434     261,556
          4                 27,154        19,718      19,718     269,768     14,952      14,952     265,087
          5                 34,812        24,369      24,369     274,426     18,311      18,311     268,459
          6                 42,853        28,921      28,921     278,986     21,504      21,504     271,666
          7                 51,296        33,385      33,385     283,458     24,512      24,512     274,689
          8                 60,161        37,880      37,880     287,960     27,437      27,437     277,631
          9                 69,469        42,277      42,277     292,365     30,140      30,140     280,352
         10                 79,242        46,567      46,567     296,664     32,598      32,598     282,830
         11                 89,504        50,777      50,777     300,880     34,798      34,798     285,052
         12                100,279        54,848      54,848     304,963     36,725      36,725     287,002
         13                111,593        58,772      58,772     308,899     38,371      38,371     288,670
         14                123,473        62,544      62,544     312,684     39,721      39,721     290,045
         15                135,947        66,163      66,163     316,316     40,759      40,759     291,109
         16                149,044        69,349      69,349     319,538     41,456      41,456     291,834
         17                162,796        72,330      72,330     322,535     41,777      41,777     292,187
         18                177,236        75,120      75,120     325,342     41,679      41,679     292,124
         19                192,398        77,695      77,695     327,934     41,112      41,112     291,595
         20                208,318        80,036      80,036     330,295     40,025      40,025     290,552
         25                300,684        88,473      88,473     338,825     25,444      25,444     276,234
         30                418,569        90,493      90,493     340,961          0           0           0
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.13% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,459       5,459     255,449      4,228       4,228     254,306
          2                 12,915        11,074      11,074     261,051      8,562       8,562     258,631
          3                 19,861        16,889      16,889     266,849     12,999      12,999     263,060
          4                 27,154        22,929      22,929     272,869     17,541      17,541     267,592
          5                 34,812        29,219      29,219     279,139     22,178      22,178     272,221
          6                 42,853        35,767      35,767     285,664     26,907      26,907     276,943
          7                 51,296        42,593      42,593     292,466     31,710      31,710     281,739
          8                 60,161        49,835      49,835     299,683     36,698      36,698     286,722
          9                 69,469        57,376      57,376     307,199     41,731      41,731     291,751
         10                 79,242        65,223      65,223     315,020     46,784      46,784     296,802
         11                 89,504        73,434      73,434     323,200     51,844      51,844     301,861
         12                100,279        81,952      81,952     331,691     56,889      56,889     306,908
         13                111,593        90,778      90,778     340,492     61,909      61,909     311,930
         14                123,473        99,923      99,923     349,609     66,884      66,884     316,909
         15                135,947       109,399     109,399     359,057     71,791      71,791     321,822
         16                149,044       119,002     119,002     368,649     76,593      76,593     326,632
         17                162,796       128,908     128,908     378,529     81,245      81,245     331,297
         18                177,236       139,145     139,145     388,738     85,690      85,690     335,760
         19                192,398       149,702     149,702     399,268     89,861      89,861     339,955
         20                208,318       160,576     160,576     410,115     93,689      93,689     343,812
         25                300,684       220,444     220,444     469,825    105,343     105,343     355,698
         30                418,569       290,014     290,014     539,225     94,610      94,610     345,484
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.13% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,776       5,776       255,738     4,503       4,503     254,559
          2                 12,915        12,065      12,065       261,983     9,391       9,391     259,414
          3                 19,861        18,960      18,960       268,824    14,699      14,699     264,685
          4                 27,154        26,542      26,542       276,346    20,465      20,465     270,412
          5                 34,812        34,900      34,900       284,637    26,727      26,727     276,630
          6                 42,853        44,113      44,113       293,775    33,529      33,529     283,385
          7                 51,296        54,280      54,280       303,859    40,906      40,906     290,712
          8                 60,161        65,636      65,636       315,122    49,033      49,033     298,784
          9                 69,469        78,166      78,166       327,549    57,834      57,834     307,526
         10                 79,242        91,986      91,986       341,257    67,356      67,356     316,985
         11                 89,504       107,313     107,313       356,452    77,659      77,659     327,219
         12                100,279       124,207     124,207       373,209    88,805      88,805     338,293
         13                111,593       142,826     142,826       391,677   100,876     100,876     350,282
         14                123,473       163,350     163,350       412,035   113,951     113,951     363,270
         15                135,947       185,986     185,986       434,486   128,116     128,116     377,340
         16                149,044       210,866     210,866       459,169   143,455     143,455     392,576
         17                162,796       238,302     238,302       486,382   160,052     160,052     409,063
         18                177,236       268,591     268,591       516,422   177,991     177,991     426,885
         19                192,398       302,019     302,019       549,575   197,359     197,359     446,128
         20                208,318       338,910     338,910       586,163   218,250     218,250     466,886
         25                300,684       589,587     589,587       872,800   350,066     350,066     597,863
         30                418,569       997,624     997,624     1,343,918   540,677     540,677     787,333
-------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One OmniSource and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One OmniSource (Hartford Bond, Hartford Capital Appreciation, Hartford Money Market, Neuberger Berman AMT Partners, Neuberger Berman AMT Balanced, Neuberger Berman AMT Limited Maturity Bond, Fidelity VIP Fund Equity-Income, Fidelity VIP Fund High Income, Fidelity VIP Fund Overseas, Fidelity VIP Fund II Asset Manager, Alger American Small Capitalization, Alger American Growth, J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan Small Company, J.P. Morgan International Opportunities, MSDW Universal Funds Fixed Income, MSDW Universal Funds High Yield, MSDW Universal Funds Equity Growth, MSDW Universal Funds Value, MSDW Universal Funds Global Equity, MSDW Universal Funds Emerging Markets Equity, BT Equity 500 Index, BT Small Cap Index and BT EAFE Equity Index Investment Divisions) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 24, 2000                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

December 31, 1999                                             Hartford     Hartford       Hartford       Neuberger      Neuberger
                                                              Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE HARTFORD HLS MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND, INC. - CLASS IA
 Shares 1,113,527
 Cost $1,170,274
 ...................................................................................................................................
   Market Value:                                              $1,106,692    $       --     $       --     $       --     $       --
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND, INC. - CLASS IA
 Shares 157,392
 Cost $776,862
 ...................................................................................................................................
   Market Value:                                                      --       959,365             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND, INC - CLASS IA
 Shares 2,043,553
 Cost $2,043,553
 ...................................................................................................................................
   Market Value:                                                      --            --      2,043,553             --             --
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
------------------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO
 Shares 110,191
 Cost $2,138,023
 ...................................................................................................................................
   Market Value:                                                      --            --             --      2,164,142             --
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO
 Shares 95,291
 Cost $1,495,125
 ...................................................................................................................................
   Market Value:                                                      --            --             --             --      1,990,620
------------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        1,038       107,050             --             --        294,593
 ...................................................................................................................................
Receivable from fund shares sold                                      --            --         38,720             --             --
 ...................................................................................................................................
TOTAL ASSETS                                                   1,107,730     1,066,415      2,082,273      2,164,142      2,285,213
 ...................................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                --            --         12,938         12,375             --
 ...................................................................................................................................
Payable for fund shares purchased                                  3,266         9,478             --          8,977         40,961
 ...................................................................................................................................
TOTAL LIABILITIES                                                  3,266         9,478         12,938         21,352         40,961
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $1,104,464    $1,056,937     $2,069,335     $2,142,790     $2,244,252
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       94,558        53,952        179,377        143,120        125,844
Unit price                                                    $    11.56    $    19.23     $    11.48     $    14.87     $    17.69
 ...................................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company         1,000         1,000            948          1,000          1,000
Unit price                                                    $    11.56    $    19.23     $    11.48     $    14.87     $    17.69
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             Neuberger       Fidelity        Fidelity      Fidelity
                                                              Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
----------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO
 Shares 33,247
 Cost $453,545
 .....................................................................................................................
   Market Value:                                                $440,193       $       --      $     --     $       --
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
----------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO
 Shares 78,318
 Cost $1,916,064
 .....................................................................................................................
   Market Value:                                                      --        2,013,550            --             --
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO
 Shares 22,600
 Cost $258,184
 .....................................................................................................................
   Market Value:                                                      --               --       255,601             --
----------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO
 Shares 73,722
 Cost $1,485,387
 .....................................................................................................................
   Market Value:                                                      --               --            --      2,022,927
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
II:
----------------------------------------------------------------------------------------------------------------------
ASSET MANAGER PORTFOLIO
 Shares 97,350
 Cost $1,690,045
 .....................................................................................................................
   Market Value:                                                      --               --            --             --
----------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        2,376           51,314        19,670         35,946
 .....................................................................................................................
Receivable from fund shares sold                                      --               --            --             --
 .....................................................................................................................
TOTAL ASSETS                                                     442,569        2,064,864       275,271      2,058,873
 .....................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                --               --            --             --
 .....................................................................................................................
Payable for fund shares purchased                                     --            5,391         2,548          3,034
 .....................................................................................................................
TOTAL LIABILITIES                                                     --            5,391         2,548          3,034
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $442,569       $2,059,473      $272,723     $2,055,839
----------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       38,801          136,314        21,476        112,561
Unit price                                                      $  11.12       $    15.00      $  12.13     $    18.00
 .....................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company         1,000              988         1,000          1,661
Unit price                                                      $  11.12       $    15.00      $  12.13     $    18.00
----------------------------------------------------------------------------------------------------------------------

December 31, 1999                                             Fidelity
                                                              VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO
 Shares 33,247
 Cost $453,545
 ...........................................................
   Market Value:                                               $       --
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
----------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO
 Shares 78,318
 Cost $1,916,064
 ...........................................................
   Market Value:                                                       --
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO
 Shares 22,600
 Cost $258,184
 ...........................................................
   Market Value:                                                       --
----------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO
 Shares 73,722
 Cost $1,485,387
 ...........................................................
   Market Value:                                                       --
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
II:
----------------------------------------------------------------------------------------------------------------------
ASSET MANAGER PORTFOLIO
 Shares 97,350
 Cost $1,690,045
 ...........................................................
   Market Value:                                                1,817,525
----------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        28,098
 ...........................................................
Receivable from fund shares sold                                       --
 ...........................................................
TOTAL ASSETS                                                    1,845,623
 ...........................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --
 ...........................................................
Payable for fund shares purchased                                   2,526
 ...........................................................
TOTAL LIABILITIES                                                   2,526
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $1,843,097
----------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       119,968
Unit price                                                     $    15.24
 ...........................................................
Units owned by Hartford Life and Annuity Insurance Company          1,000
Unit price                                                     $    15.24
----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P. Morgan
                                                              Small            American     Bond          U.S.          Small
                                                              Capitalization   Growth       Investment    Disciplined   Company
                                                              Investment       Investment   Division      Equity        Investment
                                                              Division         Division                   Investment    Division
                                                                                                          Division
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE ALGER AMERICAN FUNDS:
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 Shares 11,386
 Cost $474,345
 ..................................................................................................................................
   Market Value:                                                 $627,955      $       --   $       --    $       --    $       --
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
 Shares 50,396
 Cost $2,560,070
 ..................................................................................................................................
   Market Value:                                                       --       3,244,471           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN J.P. MORGAN SERIES TRUST II:
-----------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN BOND PORTFOLIO
 Shares 96,427
 Cost $1,105,563
 ..................................................................................................................................
   Market Value:                                                       --              --    1,083,842            --            --
-----------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN EQUITY PORTFOLIO
 Shares 381,593
 Cost $6,147,906
 ..................................................................................................................................
   Market Value:                                                       --              --           --     6,620,638            --
-----------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SMALL COMPANY PORTFOLIO
 Shares 108,268
 Cost $1,370,996
 ..................................................................................................................................
   Market Value:                                                       --              --           --            --     1,811,328
-----------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        32,609          78,178        2,456            --            --
 ..................................................................................................................................
Receivable from fund shares sold                                       --              --           --            --            --
 ..................................................................................................................................
TOTAL ASSETS                                                      660,564       3,322,649    1,086,298     6,620,638     1,811,328
 ..................................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --              --           --       470,423        11,897
 ..................................................................................................................................
Payable for fund shares purchased                                   3,289          12,733           --            --            --
 ..................................................................................................................................
TOTAL LIABILITIES                                                   3,289          12,733           --       470,423        11,897
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $657,275      $3,309,916   $1,086,298    $6,150,215    $1,799,431
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                        35,706         136,816      102,551       419,445       126,530
Unit price                                                       $  17.91      $    24.02   $    10.49    $    14.63    $    14.11
 ..................................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company          1,002           1,000        1,000           991         1,000
Unit price                                                       $  17.91      $    24.02   $    10.49    $    14.63    $    14.11
-----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             J.P. Morgan     MSDW          MSDW         MSDW            MSDW
                                                              International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN J.P. MORGAN SERIES TRUST II:
------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
 Shares 194,552
 Cost $2,122,588
 ...................................................................................................................................
   Market Value:                                               $2,690,652     $       --     $     --     $       --      $     --
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER UNIVERSAL
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
 Shares 464,157
 Cost $4,951,937
 ...................................................................................................................................
   Market Value:                                                       --      4,664,775           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
 Shares 47,197
 Cost $504,069
 ...................................................................................................................................
   Market Value:                                                       --             --      483,296             --            --
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO
 Shares 51,206
 Cost $809,168
 ...................................................................................................................................
   Market Value:                                                       --             --           --      1,039,998            --
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
 Shares 39,730
 Cost $423,276
 ...................................................................................................................................
   Market Value:                                                       --             --           --             --       427,495
------------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company         1,068         19,411          648         22,183        24,105
 ...................................................................................................................................
Receivable from fund shares sold                                       --             --           --             --            --
 ...................................................................................................................................
TOTAL ASSETS                                                    2,691,720      4,684,186      483,944      1,062,181       451,600
 ...................................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --             --           --             --            --
 ...................................................................................................................................
Payable for fund shares purchased                                  20,440             --           --         20,454        20,464
 ...................................................................................................................................
TOTAL LIABILITIES                                                  20,440             --           --         20,454        20,464
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $2,671,280     $4,684,186     $483,944     $1,041,727      $431,136
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       188,166        443,119       43,193         62,660        43,084
Unit price                                                     $    14.12     $    10.57     $  10.95     $    16.36      $   9.78
 ...................................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company          1,000             --        1,000          1,000         1,000
Unit price                                                     $    14.12     $    10.57     $  10.95     $    16.36      $   9.78
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             MSDW              MSDW             BT Equity    BT Small
                                                              Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division     Division
                                                              Division          Investment
                                                                                Division
------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER UNIVERSAL
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
 Shares 50,028
 Cost $623,956
 .......................................................................................................................
   Market Value:                                                 $644,358          $     --      $       --    $     --
------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
 Shares 69,829
 Cost $771,061
 .......................................................................................................................
   Market Value:                                                       --          $966,436              --          --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN BT INSURANCE FUNDS TRUST:
------------------------------------------------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
 Shares 284,481
 Cost $3,577,517
 .......................................................................................................................
   Market Value:                                                       --                --       4,318,420          --
------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND
 Shares 11,724
 Cost $124,469
 .......................................................................................................................
   Market Value:                                                       --                --              --     136,120
------------------------------------------------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND
 Shares 7,507
 Cost $88,947
 .......................................................................................................................
   Market Value:                                                       --                --              --          --
------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company           339               148           7,338          57
 .......................................................................................................................
Receivable from fund shares sold                                       --                --              --          --
 .......................................................................................................................
TOTAL ASSETS                                                      644,697           966,584       4,325,758     136,177
 .......................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --                --              --          --
 .......................................................................................................................
Payable for fund shares purchased                                      --                --              --          --
 .......................................................................................................................
TOTAL LIABILITIES                                                      --                --              --          --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $644,697          $966,584      $4,325,758    $136,177
------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                        54,501            61,222         296,755      11,074
Unit price                                                       $  11.62          $  15.53      $    14.58    $  11.28
 .......................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company          1,000             1,000           1,000       1,000
Unit price                                                       $  11.62          $  15.53      $    14.58    $  11.28
------------------------------------------------------------------------------------------------------------------------

December 31, 1999                                             BT EAFE
                                                              Equity Index
                                                              Investment
                                                              Division

------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER UNIVERSAL
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
 Shares 50,028
 Cost $623,956
 ...........................................................
   Market Value:                                                $     --
------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
 Shares 69,829
 Cost $771,061
 ...........................................................
   Market Value:                                                      --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN BT INSURANCE FUNDS TRUST:
------------------------------------------------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
 Shares 284,481
 Cost $3,577,517
 ...........................................................
   Market Value:                                                      --
------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND
 Shares 11,724
 Cost $124,469
 ...........................................................
   Market Value:                                                      --
------------------------------------------------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND
 Shares 7,507
 Cost $88,947
 ...........................................................
   Market Value:                                                 102,089
------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company            3
 ...........................................................
Receivable from fund shares sold                                      --
 ...........................................................
TOTAL ASSETS                                                     102,092
 ...........................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                --
 ...........................................................
Payable for fund shares purchased                                     --
 ...........................................................
TOTAL LIABILITIES                                                     --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $102,092
------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                        6,267
Unit price                                                      $  14.05
 ...........................................................
Units owned by Hartford Life and Annuity Insurance Company         1,000
Unit price                                                      $  14.05
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford       Neuberger      Neuberger
December 31, 1999                                             Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $ 59,863      $  2,741       $ 83,177       $ 13,632       $ 13,435
 ...................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (5,950)       (3,971)       (11,460)       (11,999)        (8,072)
 ...................................................................................................................................
 Net investment income (loss)                                    53,913        (1,230)        71,717          1,633          5,363
 ...................................................................................................................................
CAPITAL GAINS INCOME                                              5,853        19,061             33         23,709         19,904
 ...................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...................................................................................................................................
 Net realized (loss) gain on security transactions               (7,751)        2,164             --         93,495          9,884
 ...................................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                            (74,990)      157,434             --        (57,401)       445,839
 ...................................................................................................................................
 Net (loss) gain on investments                                 (82,741)      159,598             --         36,094        455,723
------------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $(22,975)     $177,429       $ 71,750       $ 61,436       $480,990
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger       Fidelity        Fidelity      Fidelity
December 31, 1999                                             Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 20,784        $ 19,532        $13,493      $ 16,797
 .....................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                          (3,790)        (10,540)        (1,353)       (9,948)
 .....................................................................................................................
 Net investment income                                            16,994           8,992         12,140         6,849
 .....................................................................................................................
CAPITAL GAINS INCOME                                                  --          43,177            504        27,092
 .....................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 .....................................................................................................................
 Net realized gain on security transactions                        3,125           2,644            743        47,868
 .....................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (16,365)         14,549         (2,065)      544,724
 .....................................................................................................................
 Net (loss) gain on investments                                  (13,240)         17,193         (1,322)      592,592
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  3,754        $ 69,362        $11,322      $626,533
----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity
December 31, 1999                                             VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 23,847
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                          (7,286)
 ...........................................................
 Net investment income                                            16,561
 ...........................................................
CAPITAL GAINS INCOME                                              30,207
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...........................................................
 Net realized gain on security transactions                       16,076
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              70,129
 ...........................................................
 Net (loss) gain on investments                                   86,205
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $132,973
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P.
December 31, 1999                                             Small            American     Bond          U.S.          Morgan
                                                              Capitalization   Growth       Investment    Disciplined   Small
                                                              Investment       Investment   Division      Equity        Company
                                                              Division         Division                   Investment    Investment
                                                                                                          Division*     Division
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $     --       $  2,422     $ 23,348      $ 19,743      $    860
 .................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (2,569)       (14,507)      (5,927)      (34,760)       (8,027)
 .................................................................................................................................
 Net investment (loss) income                                      (2,569)       (12,085)      17,421       (15,017)       (7,167)
 .................................................................................................................................
CAPITAL GAINS INCOME                                               34,451        165,374        2,842       458,922        36,692
 .................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 .................................................................................................................................
 Net realized gain (loss) on security transactions                    843         10,484          (43)        6,124       (36,948)
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              131,562        510,463      (30,809)      460,601       568,417
 .................................................................................................................................
 Net gain (loss) on investments                                   132,405        520,947      (30,852)      466,725       531,469
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $164,287       $674,236     $(10,589)     $910,630      $560,994
----------------------------------------------------------------------------------------------------------------------------------

* Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan     MSDW          MSDW         MSDW            MSDW
December 31, 1999                                             International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 18,387       $ 211,995     $ 36,740      $    556        $ 4,913
 ...................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (12,518)        (26,289)      (2,953)       (4,173)          (992)
 ...................................................................................................................................
 Net investment income (loss)                                      5,869         185,706       33,787        (3,617)         3,921
 ...................................................................................................................................
CAPITAL GAINS INCOME                                              74,628             676           --        32,934             --
 ...................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...................................................................................................................................
 Net realized gain (loss) on security transactions                 7,066           1,373      (11,446)       (1,160)        23,060
 ...................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             590,581        (265,379)      15,300       203,783          5,789
 ...................................................................................................................................
 Net gain (loss) on investments                                  597,647        (264,006)       3,854       202,623         28,849
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $678,144       $ (77,624)    $ 37,641      $231,940        $32,770
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW              MSDW             BT Equity    BT Small
December 31, 1999                                             Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division     Division
                                                              Division          Investment
                                                                                Division
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $  7,452          $     17       $ 27,604     $ 1,336
 .......................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (3,218)           (1,840)       (21,727)        445
 .......................................................................................................................
 Net investment income (loss)                                       4,234            (1,823)         5,877       1,781
 .......................................................................................................................
CAPITAL GAINS INCOME                                               28,420                --         12,981       3,825
 .......................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 .......................................................................................................................
 Net realized (loss) gain on security transactions                    (98)           54,040          2,328      (1,490)
 .......................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (17,393)          197,420        579,301      12,605
 .......................................................................................................................
 Net (loss) gain on investments                                   (17,491)          251,460        581,629      11,115
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 15,163          $249,637       $600,487     $16,721
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          BT EAFE
December 31, 1999                                             Equity Index
                                                              Investment
                                                              Division

------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 1,623
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                           (323)
 ...........................................................
 Net investment income (loss)                                     1,300
 ...........................................................
CAPITAL GAINS INCOME                                              3,032
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...........................................................
 Net realized (loss) gain on security transactions                  853
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             12,819
 ...........................................................
 Net (loss) gain on investments                                  13,672
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $18,004
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford       Neuberger      Neuberger
December 31, 1999                                             Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                 $   53,913    $   (1,230)    $   71,717    $     1,633     $    5,363
 ...................................................................................................................................
 Capital gains income                                              5,853        19,061             33         23,709         19,904
 ...................................................................................................................................
 Net realized (loss) gain on security transactions                (7,751)        2,164             --         93,495          9,884
 ...................................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (74,990)      157,434             --        (57,401)       445,839
 ...................................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                    (22,975)      177,429         71,750         61,436        480,990
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       283,754       462,253      1,753,189        999,255      1,030,499
 ...................................................................................................................................
 Net transfers                                                    (9,776)          403       (591,485)    (1,316,308)        (5,012)
 ...................................................................................................................................
 Surrenders, including death benefits                             (3,186)      (19,980)      (121,096)       (13,275)      (107,024)
 ...................................................................................................................................
 Cost of insurance and other fees                                 (5,227)      (11,882)      (320,311)       (72,884)       (37,042)
 ...................................................................................................................................
 Other activity                                                    4,282        62,154        (19,015)        37,329         58,655
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  269,847       492,948        701,282       (365,881)       940,076
 ...................................................................................................................................
 Net increase (decrease) in net assets                           246,872       670,377        773,032       (304,445)     1,421,066
 ...................................................................................................................................
NET ASSETS:
 Beginning of period                                             857,592       386,560      1,296,303      2,447,235        823,186
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $1,104,464    $1,056,937     $2,069,335    $ 2,142,790     $2,244,252
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger       Fidelity        Fidelity      Fidelity
December 31, 1999                                             Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $  16,994      $    8,992      $ 12,140     $    6,849
 .....................................................................................................................
 Capital gains income                                                  --          43,177           504         27,092
 .....................................................................................................................
 Net realized gain on security transactions                         3,125           2,644           743         47,868
 .....................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (16,365)         14,549        (2,065)       544,724
 .....................................................................................................................
 Net increase in net assets resulting from operations               3,754          69,362        11,322        626,533
 .....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         97,401         685,496       104,915        485,285
 .....................................................................................................................
 Net transfers                                                   (248,256)        (29,136)       (4,779)      (100,873)
 .....................................................................................................................
 Surrenders, including death benefits                              (2,295)        (19,312)       (2,901)       (44,390)
 .....................................................................................................................
 Cost of insurance and other fees                                  (9,412)        (46,257)       (2,283)       (39,078)
 .....................................................................................................................
 Other activity                                                        (4)          3,532         3,253        (15,618)
 .....................................................................................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                  (162,566)        594,323        98,205        285,326
 .....................................................................................................................
 Net (decrease) increase in net assets                           (158,812)        663,685       109,527        911,859
 .....................................................................................................................
NET ASSETS:
 Beginning of period                                              601,381       1,395,788       163,196      1,143,980
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 442,569      $2,059,473      $272,723     $2,055,839
----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity
December 31, 1999                                             VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $   16,561
 ...........................................................
 Capital gains income                                              30,207
 ...........................................................
 Net realized gain on security transactions                        16,076
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                               70,129
 ...........................................................
 Net increase in net assets resulting from operations             132,973
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        809,350
 ...........................................................
 Net transfers                                                    (85,736)
 ...........................................................
 Surrenders, including death benefits                             (15,898)
 ...........................................................
 Cost of insurance and other fees                                 (24,046)
 ...........................................................
 Other activity                                                    29,554
 ...........................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                   713,224
 ...........................................................
 Net (decrease) increase in net assets                            846,197
 ...........................................................
NET ASSETS:
 Beginning of period                                              996,900
-------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $1,843,097
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P. Morgan
December 31, 1999                                             Small            American     Bond          U.S.          Small
                                                              Capitalization   Growth       Investment    Disciplined   Company
                                                              Investment       Investment   Division      Equity        Investment
                                                              Division         Division                   Investment    Division
                                                                                                          Division*
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income                                    $ (2,569)     $  (12,085)  $   17,421    $  (15,017)   $   (7,167)
 ..................................................................................................................................
 Capital gains income                                              34,451         165,374        2,842       458,922        36,692
 ..................................................................................................................................
 Net realized gain (loss) on security transactions                    843          10,484          (43)        6,124       (36,948)
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              131,562         510,463      (30,809)      460,601       568,417
 ..................................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     164,287         674,236      (10,589)      910,630       560,994
 ..................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        224,992         722,797      583,521     2,654,980       355,767
 ..................................................................................................................................
 Net transfers                                                     (3,053)        508,409       44,919        25,353       (81,593)
 ..................................................................................................................................
 Surrenders, including death benefits                             (19,333)        (35,761)     (92,301)     (397,658)      (75,547)
 ..................................................................................................................................
 Cost of insurance and other fees                                 (10,672)        (49,191)     (21,588)     (115,837)      (34,536)
 ..................................................................................................................................
 Other activity                                                    18,336          40,284       (2,978)     (108,183)       (2,775)
 ..................................................................................................................................
 Net increase in net assets resulting from unit transactions      210,270       1,186,538      511,573     2,058,655       161,316
 ..................................................................................................................................
 Net increase in net assets                                       374,557       1,860,774      500,984     2,969,285       722,310
 ..................................................................................................................................
NET ASSETS:
 Beginning of period                                              282,718       1,449,142      585,314     3,180,930     1,077,121
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $657,275      $3,309,916   $1,086,298    $6,150,215    $1,799,431
-----------------------------------------------------------------------------------------------------------------------------------

* Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan     MSDW          MSDW         MSDW            MSDW
December 31, 1999                                             International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $    5,869     $  185,706    $  33,787     $   (3,617)     $  3,921
 ...................................................................................................................................
 Capital gains income                                              74,628            676           --         32,934            --
 ...................................................................................................................................
 Net realized gain (loss) on security transactions                  7,066          1,373      (11,446)        (1,160)       23,060
 ...................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              590,581       (265,379)      15,300        203,783         5,789
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     678,144        (77,624)      37,641        231,940        32,770
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      1,122,383      2,245,643       14,381        228,107        57,962
 ...................................................................................................................................
 Net transfers                                                       (606)        81,746     (136,977)       300,345       301,711
 ...................................................................................................................................
 Surrenders, including death benefits                            (123,342)      (206,379)      (5,250)        (5,367)       (2,730)
 ...................................................................................................................................
 Cost of insurance and other fees                                 (37,722)      (104,304)     (14,253)       (22,565)       (5,335)
 ...................................................................................................................................
 Other activity                                                    (2,993)       (11,755)        (179)        39,748        (9,140)
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   957,720      2,004,951     (142,278)       540,268       342,468
 ...................................................................................................................................
 Net increase (decrease) in net assets                          1,635,864      1,927,327     (104,637)       772,208       375,238
NET ASSETS:
 Beginning of period                                            1,035,416      2,756,859      588,581        269,519        55,898
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $2,671,280     $4,684,186    $ 483,944     $1,041,727      $431,136
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW              MSDW             BT Equity    BT Small
December 31, 1999                                             Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division     Division
                                                              Division          Investment
                                                                                Division
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $  4,234          $ (1,823)     $    5,877    $  1,781
 .......................................................................................................................
 Capital gains income                                              28,420                --          12,981       3,825
 .......................................................................................................................
 Net realized (loss) gain on security transactions                    (98)           54,040           2,328      (1,490)
 .......................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (17,393)          197,420         579,301      12,605
 .......................................................................................................................
 Net increase in net assets resulting from operations              15,163           249,637         600,487      16,721
 .......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        211,892            37,428       1,463,520     102,473
 .......................................................................................................................
 Net transfers                                                     21,634           601,300         725,443         305
 .......................................................................................................................
 Surrenders, including death benefits                                (125)           (2,654)       (227,693)         --
 .......................................................................................................................
 Cost of insurance and other fees                                 (17,489)           (9,032)        (92,479)     (1,657)
 .......................................................................................................................
 Other activity                                                     1,428            73,255          36,208       3,512
 .......................................................................................................................
 Net increase in net assets resulting from unit transactions      217,340           700,297       1,904,999     104,633
 .......................................................................................................................
 Net increase in net assets                                       232,503           949,934       2,505,486     121,354
 .......................................................................................................................
NET ASSETS:
 Beginning of period                                              412,194            16,650       1,820,272      14,823
------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $644,697          $966,584      $4,325,758    $136,177
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          BT EAFE
December 31, 1999                                             Equity Index
                                                              Investment
                                                              Division

------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $  1,300
 ...........................................................
 Capital gains income                                              3,032
 ...........................................................
 Net realized (loss) gain on security transactions                   853
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              12,819
 ...........................................................
 Net increase in net assets resulting from operations             18,004
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        69,894
 ...........................................................
 Net transfers                                                     2,022
 ...........................................................
 Surrenders, including death benefits                                 --
 ...........................................................
 Cost of insurance and other fees                                   (998)
 ...........................................................
 Other activity                                                      877
 ...........................................................
 Net increase in net assets resulting from unit transactions      71,795
 ...........................................................
 Net increase in net assets                                       89,799
 ...........................................................
NET ASSETS:
 Beginning of period                                              12,293
------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $102,092
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford       Neuberger      Neuberger
December 31, 1998                                             Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                         $ 36,498      $ 11,347     $   142,195    $    27,599      $ 39,128
 ...................................................................................................................................
 Net realized (loss) gain on security transactions                 (761)       31,050              --      1,413,821       (50,729)
 ...................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              9,876        14,591              --     (1,395,711)       48,011
 ...................................................................................................................................
 Net increase in net assets resulting from operations            45,613        56,988         142,195         45,709        36,410
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      552,435       203,278       1,890,368      2,228,027       795,242
 ...................................................................................................................................
 Net transfers                                                      183         4,815      (1,463,668)        75,164         9,453
 ...................................................................................................................................
 Surrenders, including death benefits                              (162)         (551)        (43,121)          (996)      (29,598)
 ...................................................................................................................................
 Cost of insurance and other fees                                (3,098)       (8,638)       (334,174)       (83,175)      (22,933)
 ...................................................................................................................................
 Other activity                                                   1,303       (12,761)        (85,977)       (56,790)        2,715
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                 550,661       186,143         (36,572)     2,162,230       754,879
 ...................................................................................................................................
 Net increase in net assets                                     596,274       243,131         105,623      2,207,939       791,289
 ...................................................................................................................................
NET ASSETS:
 Beginning of period                                            261,318       143,429       1,190,680        239,296        31,897
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $857,592      $386,560     $ 1,296,303    $ 2,447,235      $823,186
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger       Fidelity        Fidelity      Fidelity
December 31, 1998                                             Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                          $ 13,139       $   26,489     $   13,177    $   21,316
 .....................................................................................................................
 Net realized (loss) gain on security transactions                (1,135)          41,758        (11,427)       82,278
 .....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 998           52,334         (8,964)      (79,115)
 .....................................................................................................................
 Net increase in net assets resulting from operations             13,002          120,581         (7,214)       24,479
 .....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       349,098          933,346         68,929       443,775
 .....................................................................................................................
 Net transfers                                                      (985)        (117,771)         2,571       389,508
 .....................................................................................................................
 Surrenders, including death benefits                                 --          (18,115)          (346)      (13,018)
 .....................................................................................................................
 Cost of insurance and other fees                                 (7,230)         (28,676)        (3,219)      (22,571)
 .....................................................................................................................
 Other activity                                                    1,231           11,411         (1,139)        5,597
 .....................................................................................................................
 Net increase in net assets resulting from unit transactions     342,114          780,195         66,796       803,291
 .....................................................................................................................
 Net increase in net assets                                      355,116          900,776         59,582       827,770
 .....................................................................................................................
NET ASSETS:
 Beginning of period                                             246,265          495,012        103,614       316,210
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $601,381       $1,395,788     $  163,196    $1,143,980
----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity
December 31, 1998                                             VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                          $ 10,020
 ...........................................................
 Net realized (loss) gain on security transactions                13,011
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              50,219
 ...........................................................
 Net increase in net assets resulting from operations             73,250
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       869,105
 ...........................................................
 Net transfers                                                   (13,088)
 ...........................................................
 Surrenders, including death benefits                               (425)
 ...........................................................
 Cost of insurance and other fees                                (20,757)
 ...........................................................
 Other activity                                                   (4,680)
 ...........................................................
 Net increase in net assets resulting from unit transactions     830,155
 ...........................................................
 Net increase in net assets                                      903,405
 ...........................................................
NET ASSETS:
 Beginning of period                                              93,495
-------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $996,900
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P. Morgan
December 31, 1998                                             Small            American     Bond          U.S.          Small
                                                              Capitalization   Growth       Investment    Disciplined   Company
                                                              Investment       Investment   Division      Equity        Investment
                                                              Division         Division                   Investment    Division
                                                                                                          Division*
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                           $ 16,568      $  102,845    $ 20,471     $  280,182    $   24,521
 ..................................................................................................................................
 Net realized gain (loss) on security transactions                    966         136,216       2,709         31,667       (14,378)
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                6,222         139,319       9,089         12,131      (128,085)
 ..................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      23,756         378,380      32,269        323,980      (117,942)
 ..................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        160,544         300,718     602,426      3,312,134       443,237
 ..................................................................................................................................
 Net transfers                                                      6,345         270,043          --          2,042       800,330
 ..................................................................................................................................
 Surrenders, including death benefits                                (376)           (200)    (33,818)      (389,431)      (17,262)
 ..................................................................................................................................
 Cost of insurance and other fees                                  (6,461)        (11,461)    (16,860)       (77,193)      (20,452)
 ..................................................................................................................................
 Other activity                                                     6,983         (38,412)      1,297          9,398       (10,790)
 ..................................................................................................................................
 Net increase in net assets resulting from unit transactions      167,035         520,688     553,045      2,856,950     1,195,063
 ..................................................................................................................................
 Net increase in net assets                                       190,791         899,068     585,314      3,180,930     1,077,121
 ..................................................................................................................................
NET ASSETS:
 Beginning of period                                               91,927         550,074          --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $282,718      $1,449,142    $585,314     $3,180,930    $1,077,121
-----------------------------------------------------------------------------------------------------------------------------------

*Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan     MSDW          MSDW         MSDW            MSDW
December 31, 1998                                             International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                         $     (576)    $  114,702     $ 38,495      $   (358)       $ 1,926
 ...................................................................................................................................
 Net realized (loss) gain on security transactions                (15,713)        17,081       (1,770)       30,437             25
 ...................................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (22,518)       (21,782)     (36,073)       21,047         (1,520)
 ...................................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     (38,807)       110,001          652        51,126            431
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      1,270,619      2,528,927      255,358       125,859         53,331
 ...................................................................................................................................
 Net transfers                                                        310        435,379      343,711       113,615          2,306
 ...................................................................................................................................
 Surrenders, including death benefits                            (141,156)      (283,284)          --            --             --
 ...................................................................................................................................
 Cost of insurance and other fees                                 (26,336)       (81,110)     (10,501)       (7,429)          (508)
 ...................................................................................................................................
 Other activity                                                   (29,214)        31,770         (639)      (13,652)           338
 ...................................................................................................................................
 Net increase in net assets resulting from unit transactions    1,074,223      2,631,682      587,929       218,393         55,467
 ...................................................................................................................................
 Net increase in net assets                                     1,035,416      2,741,683      588,581       269,519         55,898
 ...................................................................................................................................
NET ASSETS:
 Beginning of period                                                   --         15,176           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $1,035,416     $2,756,859     $588,581      $269,519        $55,898
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW              MSDW             BT Equity    BT Small
December 31, 1998                                             Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division**   Division**
                                                              Division*         Investment
                                                                                Division*
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $  3,131          $    12       $   44,608   $    (384)
 .......................................................................................................................
 Net realized gain (loss) on security transactions                    719             (912)          30,074     (39,253)
 .......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               37,796           (2,046)         161,603        (955)
 .......................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      41,646           (2,946)         236,285     (40,592)
 .......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        203,345           22,054        1,671,457     773,076
 .......................................................................................................................
 Net transfers                                                    175,845           (1,288)          24,566    (717,418)
 .......................................................................................................................
 Surrenders, including death benefits                                  --               --          (60,017)         --
 .......................................................................................................................
 Cost of insurance and other fees                                 (13,733)            (320)         (45,110)     (6,519)
 .......................................................................................................................
 Other activity                                                     5,091             (850)          (6,909)      6,276
 .......................................................................................................................
 Net increase in net assets resulting from unit transactions      370,548           19,596        1,583,987      55,415
 .......................................................................................................................
 Net increase in net assets                                       412,194           16,650        1,820,272      14,823
 .......................................................................................................................
NET ASSETS:
 Beginning of period                                                   --               --               --          --
 .......................................................................................................................
 END OF PERIOD                                                   $412,194          $16,650       $1,820,272   $  14,823
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          BT EAFE
December 31, 1998                                             Equity Index
                                                              Investment
                                                              Division**

------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $    (165)
 ...........................................................
 Net realized gain (loss) on security transactions                 9,068
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 322
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      9,225
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       342,476
 ...........................................................
 Net transfers                                                  (341,967)
 ...........................................................
 Surrenders, including death benefits                                 --
 ...........................................................
 Cost of insurance and other fees                                 (2,908)
 ...........................................................
 Other activity                                                    5,467
 ...........................................................
 Net increase in net assets resulting from unit transactions       3,068
 ...........................................................
 Net increase in net assets                                       12,293
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
 ...........................................................
 END OF PERIOD                                                 $  12,293
------------------------------------------------------------------------------------------------------------------------

* From inception, January 27, 1998 to December 31, 1998.
** From inception, February 10, 1998 to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, OmniSource (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-five Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.